SHAREHOLDER  LETTER




--------------------------------------------------------------------------------
Your Fund's Goal: Franklin Federal Money Fund seeks to provide a high level of current income, consistent with liquidity and preservation of capital. The Fund invests all of its assets in the shares of The U.S. Government Securities Money Market Portfolio (the Portfolio), which has the same investment objective. At present, the Portfolio's policy is to limit its investments to U.S. Treasury bills, notes and bonds, and to repurchase agreements collateralized by such securities. The Fund attempts to maintain a stable net asset value of $1.00 per share.(1)
--------------------------------------------------------------------------------

Dear Shareholder:

This annual report for Franklin Federal Money Fund covers the period ended June 30, 2001.

The combination of lower stock prices and higher short-term interest rates in early 2000 contributed to a sharp deceleration in the U.S. economy's growth during the 12 months under review. The unprecedented rise in Y2K and Internet-related spending that propelled stock prices and fueled consumer spending in the past few years began to unwind in June 2000. As a result, growth in gross domestic product (GDP), the country's broadest gauge of economic vibrancy, slowed dramatically from a 5.2% annualized pace in the first




1. There is no assurance that the Fund's $1.00 per share price will be maintained. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

     The dollar value, number of shares or principal value, and complete legal titles of all portfolio holdings are listed in the Fund's Statement of Investments (SOI). The SOI begins on page 5.




CONTENTS

Shareholder Letter ......................................................      1

Performance Summary .....................................................      3

Financial Highlights &
Statement of Investments ................................................      4

Financial Statements ....................................................      6

Notes to
Financial Statements ....................................................      9

Independent
Auditors' Report ........................................................     11




FUND CATEGORY
[PYRAMID GRAPHIC]
half of 2000 to a 1.6% annual rate in the second half of the year. As the year 2000 ended, it became apparent that economic growth was decelerating too quickly, potentially shutting down the longest expansion in U.S. history.

In response to deteriorating economic activity, the Federal Reserve Board (the
Fed) began aggressively lowering short-term interest rates to stimulate economic growth. The Fed lowered rates six times during the period, for a total of 275 basis points (2.75%), bringing the federal funds target rate from 6.50% to 3.75% by June 30, 2001. Despite the Fed's aggressive actions, GDP growth for first quarter 2001 further decelerated to a 1.3% annualized rate.

The economy ended the year under review on a very weak note and appeared to be walking a fine line between a soft landing and a recession. In response to slowing demand, manufacturing activity contracted, and businesses continued cuts in capital spending while initiating layoffs. Thus far, consumer spending held up relatively well as evidenced by higher than expected demand for housing and automobiles. However, lower stock prices, continued corporate layoffs and higher energy and electricity prices suggest the possibility of a further downshift in overall consumer spending.

In recognition of the dramatic economic slowdown and likelihood of lower interest rates, we began extending the Fund's weighted average maturity in late 2000 and maintained a relatively longer than normal maturity through the end of the period. By locking in higher rates for longer periods, the Fund sought to maximize its performance despite the declining interest rate environment. Reflecting the 275 basis points decrease in the federal funds target rate over the past year, the Fund's seven-day effective yield declined from 5.72% on June 30, 2000, to 3.20% on June 30, 2001.

While we believe that the Fed is nearing the end of their easing mode, the U.S. economy remains fragile. Therefore, the Fed may cut rates further until an economic recovery is more clearly in sight. We believe that the Fed's aggressive easing, combined with lower income tax rates, should stimulate economic growth later in 2001. As signs of economic growth become more evident, we believe short-term rates should gradually begin to rise again.

We appreciate your support, welcome new shareholders and look forward to serving your investment needs in the years ahead.

Sincerely,



/s/ Charles B. Johnson
-------------------------------
    Charles B. Johnson
    Chairman
    Franklin Federal Money Fund




--------------------------------------------------------------------------------
This discussion reflects our views, opinions and portfolio holdings as of June 30, 2001, the end of the reporting period. The information provided is not a complete analysis of every aspect of any industry, security or the Fund. Our strategies and the Fund's portfolio composition will change depending on market and economic conditions. Although historical performance is no guarantee of future results, these insights may help you understand our investment and management philosophy.
--------------------------------------------------------------------------------




PERFORMANCE SUMMARY
6/30/01
--------------------------------------------------------------------------------

Seven-day effective yield*                                                 3.20%

Seven-day annualized yield                                                 3.16%


*    The seven-day effective yield assumes the compounding of daily dividends.

     Annualized and effective yields are for the seven-day period ended 6/30/01. The Fund's average weighted maturity was 62 days. Yield reflects fluctuations in interest rates on portfolio investments and Fund expenses.

     Franklin Advisers, Inc., the Fund's administrator and the manager of the Fund's underlying portfolio, has agreed in advance to waive a portion of its fees. If the manager had not taken these actions, the portfolio's annualized and effective yields for the period would have been lower. The fee waiver may be discontinued at any time upon notice to the Fund's Board of Trustees.

Past performance does not guarantee future results.

FRANKLIN  FEDERAL  MONEY  FUND

Financial Highlights


                                                                  ------------------------------------------------------------------
                                                                      2001           2000           1999          1998         1997
                                                                  ------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ..........................     $   1.00       $   1.00       $   1.00      $   1.00     $   1.00
                                                                  ------------------------------------------------------------------
Income from net investment operations - net investment income         .050           .048           .042          .047         .045
Less distributions from net investment income ...............        (.050)         (.048)         (.042)        (.047)       (.045)
                                                                  ------------------------------------------------------------------
Net asset value, end of year ................................     $   1.00       $   1.00       $   1.00      $   1.00     $   1.00
                                                                  ==================================================================


Total return(a) .............................................         5.08%          4.87%          4.32%         4.85%        4.62%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .............................     $132,916       $147,938       $144,387      $134,621     $121,291
Ratios to average net assets:
  Expenses(b) ...............................................          .79%           .76%           .78%          .82%         .85%
  Expenses excluding waiver and payments by affiliate(b) ....          .80%           .77%           .78%          .83%         .86%
  Net investment income .....................................         5.01%          4.74%          4.23%         4.73%        4.54%




(a) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(b) The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                       SHARES               VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS 99.9%
The U.S. Government Securities Money Market Portfolio (Note 1) (COST $132,817,340) .........         132,817,340        $132,817,340
OTHER ASSETS, LESS LIABILITIES .1% .........................................................                                  98,934
                                                                                                                        ------------
NET ASSETS 100.0% ..........................................................................                            $132,916,274
                                                                                                                        ============

                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Financial Statements

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2001


Assets:
  Investments in securities, at value and cost ............         $132,817,340
  Receivable from capital shares sold .....................              641,858
                                                                    ------------
      Total assets ........................................          133,459,198
                                                                    ------------
Liabilities:
  Payables:
    Capital shares redeemed ...............................              248,465
    Affiliates ............................................               58,912
    Shareholders ..........................................              198,437
  Other liabilities .......................................               37,110
                                                                    ------------
      Total liabilities ...................................              542,924
                                                                    ------------
Net assets, at value ......................................         $132,916,274
                                                                    ============
Shares outstanding ........................................          132,916,274
                                                                    ============
Net asset value per share(a) ..............................         $       1.00
                                                                    ============




(a) Redemption price is equal to net asset value less any applicable contingent deferred sales charge.


                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements (continued)

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001


Investment income:
  Dividends ..................................................        $7,928,769
                                                                      ----------
Expenses:
  Administrative fees (Note 3) ...............................           587,401
  Transfer agent fees (Note 3) ...............................           209,254
  Reports to shareholders ....................................            23,183
  Registration and filing fees ...............................            39,280
  Professional fees ..........................................            18,970
  Directors' fees and expenses ...............................             6,342
  Other ......................................................             5,143
                                                                      ----------
      Total expenses .........................................           889,573
                                                                      ----------
        Net investment income ................................         7,039,196
                                                                      ----------
Net increase in net assets resulting from operations .........        $7,039,196
                                                                      ==========




                       See notes to financial statements.

FRANKLIN FEDERAL MONEY FUND
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000


                                                                                                         2001              2000
                                                                                                   ---------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ....................................................................     $   7,039,196      $   8,129,567
  Distributions to shareholders from net investment income ...................................        (7,039,196)        (8,129,567)
  Capital share transactions (Note 2) ........................................................       (15,021,491)         3,550,926
                                                                                                   ---------------------------------
      Net increase (decrease) in net assets ..................................................       (15,021,491)         3,550,926
Net assets (there is no undistributed net investment income at beginning or end of year):
  Beginning of year ..........................................................................       147,937,765        144,386,839
                                                                                                   ---------------------------------
  End of year ................................................................................     $ 132,916,274      $ 147,937,765
                                                                                                   =================================




                       See notes to financial statements.

FRANKLIN  FEDERAL  MONEY  FUND
Notes to the Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Federal Money Fund (the Fund) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. The Fund seeks high current income consistent with preservation of capital and liquidity.

The Fund invests substantially all of its assets in The U.S. Government Securities Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a.   SECURITY VALUATION:

The Fund holds Portfolio shares that are valued at its proportionate interest in the net asset value of the Portfolio. As of June 30, 2001, the Fund owns 71.13% of the Portfolio.

b.   INCOME TAXES:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

c.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are either reinvested in additional shares of the Fund or distributed monthly.

d.   ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2.  CAPITAL STOCK

At June 30, 2001, there were 5 billion shares authorized (no par value). Transactions in the Fund's shares were as follows:

                                                                                                    Year Ended June 30,
                                                                                      ----------------------------------------------
                                                                                            2001                          2000
                                                                                      ----------------------------------------------
Shares sold ............................................................              $   562,203,402               $ 1,567,655,230
Shares issued in reinvestment of distributions .........................                    7,015,248                     8,019,756
Shares redeemed ........................................................                 (584,240,141)               (1,572,124,060)
                                                                                      ----------------------------------------------
Net increase (decrease) ................................................              $   (15,021,491)              $     3,550,926
                                                                                      ==============================================

FRANKLIN  FEDERAL  MONEY  FUND
Notes to the Financial Statements (continued)

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Fund are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, LLC. (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of the Portfolio.

The Fund pays an administrative fee to Advisers based on the average net assets of the Fund as follows:

        ANNUALIZED
         FEE RATE            DAILY NET ASSETS
        ------------------------------------------------------------------------
          .455%              First $100 million
          .330%              Over $100 million, up to and including $250 million
          .280%              In excess of $250 million

Distributors received contingent deferred sales charges for the year of $123,235.

The Fund paid transfer agent fees of $209,254, of which $171,358 was paid to Investor Services.

FRANKLIN  FEDERAL  MONEY  FUND
Independent Auditors' Report

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
OF FRANKLIN FEDERAL MONEY FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Franklin Federal Money Fund (the "Fund") at June 30, 2001, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001, by correspondence with the custodian, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE MONEY MARKET PORTFOLIO

                                                                                      Year Ended June 30,
                                                            ------------------------------------------------------------------------
                                                               2001           2000            1999           1998           1997
                                                            ------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................   $     1.00     $     1.00      $     1.00     $     1.00     $     1.00
                                                            ------------------------------------------------------------------------
Income from investment operations - net investment income         .059           .056            .051           .055           .053
Less distributions from net investment income ...........        (.059)         (.056)          (.051)         (.055)         (.053)
                                                            ------------------------------------------------------------------------
Net asset value, end of year ............................   $     1.00     $     1.00      $     1.00     $     1.00     $     1.00
                                                            ========================================================================

Total return(a) .........................................         6.08%          5.75%           5.18%          5.64%          5.47%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) .........................   $4,490,919     $4,144,043      $3,672,404     $2,043,629     $1,773,546
Ratios to average net assets:
  Expenses ..............................................          .15%           .15%            .15%           .15%           .15%
  Expenses excluding waiver and payments by affiliate ...          .16%           .16%            .15%           .16%           .16%
  Net investment income .................................         5.91%          5.65%           5.04%          5.50%          5.34%

(a)  Total return is not annualized for periods less than one year.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                       AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
   BANK NOTES 2.2%
   Bank of America NT & SA, 3.62%, 8/30/01 - 8/31/01 (COST $100,000,000) ................      $   100,000,000      $   100,000,000
                                                                                                                    ---------------
   BANKERS ACCEPTANCE .2%
   Toronto Dominion Bank, New York Branch, 8/22/01 (COST $10,922,144) ...................           11,000,000           10,922,144
                                                                                                                    ---------------
   CERTIFICATES OF DEPOSIT 43.5%
   ABN AMRO Bank NV, Chicago Branch, 3.97% - 6.36%, 7/16/01 - 12/6/01 ...................          125,000,000          125,002,165
   Australia & New Zealand Banking Group Ltd., New York Branch, 3.65%, 8/27/01 ..........           25,000,000           25,000,393
   Bank of Montreal, Chicago Branch, 3.65%, 2/20/02 .....................................           50,000,000           50,003,171
   Bank of Nova Scotia, Portland Branch, 4.02%, 7/23/01 - 7/27/01 .......................          125,000,000          125,000,000
   Banque Nationale De Paris, New York Branch, 3.93%, 8/01/01 - 8/6/01 ..................          150,000,000          150,000,000
   Barclays Bank PLC, New York Branch, 4.41 - 4.85%, 3/04/02 - 4/16/02 ..................          150,000,000          149,998,124
   Commerzbank AG, New York Branch, 3.77% - 4.04%, 7/16/01 - 8/28/01 ....................          100,000,000          100,001,120
   Credit Agricole, New York Branch, 4.52% - 7.06%, 7/20/01 - 9/21/01 ...................           53,000,000           52,999,911
   Den Danske Bank AS, New York Branch, 3.65% - 3.81%, 8/23/01 - 8/29/01 ................           50,000,000           50,000,772
   Deutsche Bank AG, New York Branch, 4.83% - 5.20%, 9/12/01 - 1/30/02 ..................          125,000,000          125,006,683
   Dexia Bank, New York Branch, 3.84% - 7.045%, 7/20/01 - 5/23/02 .......................          125,000,000          125,004,943
   Dresdner Bank AG, New York Branch, 3.96%, 7/17/01 - 7/18/01 ..........................           50,000,000           50,000,227
   Lloyds Bank PLC, New York Branch, 4.70%, 7/09/01 .....................................           25,000,000           25,000,000
   National Westminster Bank PLC, New York Branch, 4.605% - 4.83%, 9/04/01 - 9/28/01 ....          100,000,000          100,002,089
   Rabobank Nederland NV, New York Branch, 5.20% - 6.94%, 7/05/01 - 1/30/02 .............          150,000,000          150,004,798
   Royal Bank of Canada, New York Branch, 4.025% - 6.685%, 10/09/01 - 7/02/02 ...........           75,000,000           75,005,520
   Societe Generale, New York Branch, 3.84%, 8/07/01 - 8/10/01 ..........................          100,000,000          100,000,000
   Svenska Handelsbanken, New York Branch, 4.03% - 4.95%, 7/18/01 - 8/24/01 .............          125,000,000          125,001,339
   Toronto Dominion Bank, New York Branch, 3.59% - 3.96%, 7/24/01 - 9/24/01 .............          150,000,000          150,001,012
   UBS AG, Connecticut Branch, 6.20%, 12/11/01 ..........................................           50,000,000           49,995,741
   Westpac Banking Corp., New York Branch, 4.57%, 10/03/01 ..............................           50,000,000           50,001,914
                                                                                                                    ---------------
   TOTAL CERTIFICATES OF DEPOSIT (COST $1,953,029,922) ..................................                             1,953,029,922
                                                                                                                    ---------------
(a)COMMERCIAL PAPER 44.4%
   Abbey National North America Corp., 3.70% - 5.06%, 7/30/01 - 2/15/02 .................          150,000,000          148,029,042
   ABN AMRO North American Finance Inc., 4.90%, 8/06/01 .................................           25,000,000           24,877,500
   American Express Credit Corp., 3.88%, 7/30/01 ........................................           25,000,000           24,921,861
   Asset Securitization Cooperative Corp., 144A, 3.53% - 3.65%, 9/05/01 - 9/10/01 .......          150,000,000          148,995,675
   Bayerische Landesbank, 3.97%, 7/11/01 - 7/12/01 ......................................          100,000,000           99,884,208
   Bellsouth Corp., 144A, 3.78%, 8/16/01 ................................................           50,000,000           49,758,500
   Canadian Imperial Holdings Inc., 3.785%, 8/07/01 - 8/10/01 ...........................           75,000,000           74,695,097
   Ciesco LP, 3.64%, 8/27/01 ............................................................           25,000,000           24,855,917
   Commerzbank U.S. Finance Inc., 3.59%, 9/07/01 - 9/25/01 ..............................           64,720,000           64,191,377
   Den Danske Corp., 3.785%, 8/14/01 - 8/15/01 ..........................................          100,000,000           99,532,132
   Deutsche Bank Financial Inc., 4.54%, 9/17/01 .........................................           25,000,000           24,754,083
   Dupont De Nemours & Co., 3.82%, 8/17/01 ..............................................           24,875,319           24,875,319
   General Electric Capital Corp., 3.68% - 6.32%, 7/06/01 - 2/11/02 .....................          150,000,000          148,213,819
   Halifax PLC, 4.15% - 5.06%, 7/10/01 - 9/21/01 ........................................          125,000,000          124,476,889
   International Lease Finance Corp., 4.12% - 4.22%, 7/02/01 - 7/13/01 ..................          200,000,000          199,916,597
   Intrepid Funding Master Trust, 144A, 3.95%, 8/13/01 ..................................           50,000,000           49,764,097
   Merrill Lynch & Co. Inc., 4.12%, 7/02/01 .............................................          200,000,000          199,977,111
   Morgan Stanley & Co. Inc., 3.90% - 4.59%, 7/09/01 - 8/22/01 ..........................          110,000,000          109,437,300
   National Australia Funding (DE) Inc., 4.12%, 7/02/01 .................................          150,000,000          149,982,833

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001 (CONT.)


                                                                                                  PRINCIPAL
   THE MONEY MARKET PORTFOLIO                                                                       AMOUNT               VALUE
------------------------------------------------------------------------------------------------------------------------------------
(a)COMMERCIAL PAPER (CONT.)
   Province of British Columbia, 3.84% - 4.94%, 7/23/01 - 10/31/01 ......................      $    31,100,000      $    30,956,140
   Royal Bank of Canada, 3.75% - 4.975%, 8/20/01 - 3/04/02 ..............................           55,000,000           54,058,507
   SBC Communications Inc., 144A, 3.95%, 7/19/01 ........................................           25,000,000           24,950,625
   Societe Generale of North America Inc., 3.61% - 3.79%, 8/08/01 - 8/29/01 .............           50,000,000           49,752,076
   Svenska Handelsbanken Inc., 3.87% - 4.75%, 9/05/01 - 11/09/01 ........................           42,500,000           41,995,545
                                                                                                                    ---------------
   TOTAL COMMERCIAL PAPER (COST $1,992,852,250) .........................................                             1,992,852,250
                                                                                                                    ---------------
   U.S. GOVERNMENT AGENCY SECURITIES 1.7%
   Federal Home Loan Bank, 4.85%, 8/17/01 ...............................................           27,423,000           27,249,359
   Federal Home Loan Mortgage Corp., 3.55%, 3/28/02 .....................................           50,000,000           48,668,750
                                                                                                                    ---------------
   TOTAL U.S. GOVERNMENT AGENCY SECURITIES (COST $75,918,109) ...........................                                75,918,109
                                                                                                                    ---------------
   TOTAL INVESTMENTS BEFORE REPURCHASE AGREEMENTS (COST $4,132,722,425) .................                             4,132,722,425
                                                                                                                    ---------------
(b)REPURCHASE AGREEMENTS 8.5%
   Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $106,284,974) ..................          106,250,000          106,250,000
     Collateralized by U.S. Treasury Notes
   Morgan Stanley and Co. Inc., 3.93%, 7/02/01 (Maturity Value $106,284,797) ............          106,250,000          106,250,000
     Collateralized by U.S. Treasury Notes
   UBS Warburg LLC, 4.125%, 7/02/01 (Maturity Value $170,058,437) .......................          170,000,000          170,000,000
     Collateralized by U.S. Government Agencies Notes
                                                                                                                    ---------------
   TOTAL REPURCHASE AGREEMENTS (COST $382,500,000) ......................................                               382,500,000
                                                                                                                    ---------------
   TOTAL INVESTMENTS (COST $4,515,222,425) 100.5% .......................................                             4,515,222,425
   OTHER ASSETS, LESS LIABILITIES (.5)% .................................................                               (24,303,198)
                                                                                                                    ---------------
   NET ASSETS 100.0% ....................................................................                           $ 4,490,919,227
                                                                                                                    ===============




(a) Securities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Portfolio.

(b)  See note 1(b) regarding repurchase agreements.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Highlights

THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO

                                                                                       YEAR ENDED JUNE 30,
                                                               ---------------------------------------------------------------------
                                                                   2001           2000           1999           1998           1997
                                                               ---------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ......................      $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                               ---------------------------------------------------------------------
Income from investment operations - net investment income          .056           .054           .049           .054           .052
Less distributions from net investment income ...........         (.056)         (.054)         (.049)         (.054)         (.052)
                                                               ---------------------------------------------------------------------
Net asset value, end of year ............................      $   1.00       $   1.00       $   1.00       $   1.00       $   1.00
                                                               =====================================================================


Total return(a) .........................................          5.75%          5.48%          4.97%          5.53%          5.34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) .........................      $186,718       $221,993       $258,458       $263,226       $285,629
Ratios to average net assets:
  Expenses ..............................................           .15%           .15%           .15%           .15%           .15%
  Expenses excluding waiver and payments by affiliate ...           .16%           .16%           .15%           .16%           .16%
  Net investment income .................................          5.63%          5.36%          4.84%          5.40%          5.20%




(a)Total return is not annualized for periods less than one year.

                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
STATEMENT OF INVESTMENTS, JUNE 30, 2001

                                                                                                      PRINCIPAL
 THE U.S. GOVERNMENT SECURITIES MONEY MARKET PORTFOLIO                                                  AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------------------
  GOVERNMENT SECURITIES 32.5%
  U.S. Treasury Note, 5.50%, 8/31/01 ..........................................................      $ 10,000,000       $ 10,007,480
  U.S. Treasury Note, 5.875%, 10/31/01 ........................................................        10,000,000         10,024,724
  U.S. Treasury Note, 5.875%, 11/30/01 ........................................................        10,000,000         10,089,923
  U.S. Treasury Note, 6.25%, 1/31/02 ..........................................................        20,000,000         20,273,289
  U.S. Treasury Note, 6.375%, 4/30/02 .........................................................         5,000,000          5,110,913
  U.S. Treasury Note, 6.625%, 5/31/02 .........................................................         5,000,000          5,118,025
                                                                                                                        ------------
  TOTAL GOVERNMENT SECURITIES (COST $60,624,354) ..............................................                           60,624,354
                                                                                                                        ------------
(a)REPURCHASE AGREEMENTS 67.0%
  ABN AMRO Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ...................................         8,000,000          8,000,000
    Collateralized by U.S. Treasury Notes
  Barclays Capital Inc., 3.95%, 7/02/01 (Maturity Value $38,597,701) ..........................        38,585,000         38,585,000
    Collateralized by U.S. Treasury Notes
  Bear, Stearns & Co. Inc., 3.95%, 7/02/01 (Maturity Value $8,002,633) ........................         8,000,000          8,000,000
    Collateralized by U.S. Treasury Notes
  BMO Nesbitt Burns Corp., 3.97%, 7/02/01 (Maturity Value $8,002,647) .........................         8,000,000          8,000,000
    Collateralized by U.S. Treasury Notes
  Dresdner Kleinwort Wasserstein Securities LLC, 3.90%, 7/02/01 (Maturity Value $8,002,600) ...         8,000,000          8,000,000
    Collateralized by U.S. Treasury Notes
  Morgan Stanley & Co. Inc., 3.93%, 7/02/01 (Maturity Value $38,592,635) ......................        38,580,000         38,580,000
    Collateralized by U.S. Treasury Notes
  SG Cowen Securities Corp., 3.95%, 7/02/01 (Maturity Value $8,002,633) .......................         8,000,000          8,000,000
    Collateralized by U.S. Treasury Bond
  UBS Warburg LLC, 3.95%, 7/02/01 (Maturity Value $8,002,633) .................................         8,000,000          8,000,000
    Collateralized by U.S. Treasury Notes
                                                                                                                        ------------
  TOTAL REPURCHASE AGREEMENTS (COST $125,165,000) .............................................                          125,165,000
                                                                                                                        ------------
  TOTAL INVESTMENTS (COST $185,789,354) 99.5% .................................................                          185,789,354
  OTHER ASSETS, LESS LIABILITIES 5%............................................................                              928,775
                                                                                                                        ------------
  NET ASSETS 100.0% ...........................................................................                         $186,718,129
                                                                                                                        ============




(a) See note 1(b) regarding repurchase agreements.


                       See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
JUNE 30, 2001


                                                                                                                        THE U.S.
                                                                                                                       GOVERNMENT
                                                                                             THE                       SECURITIES
                                                                                          MONEY MARKET                 MONEY MARKET
                                                                                           PORTFOLIO                    PORTFOLIO
                                                                                         -------------------------------------------
Assets:
  Investments in securities, at value and cost ...........................               $4,132,722,425               $   60,624,354
  Repurchase agreements, at value and cost ...............................                  382,500,000                  125,165,000
  Cash ...................................................................                           --                          215
  Interest receivable ....................................................                   26,223,572                      963,152
                                                                                         --------------               --------------
           Total assets ..................................................                4,541,445,997                  186,752,721
                                                                                         --------------               --------------
Liabilities:
  Payables:
    Investment securities purchased ......................................                   50,004,871                           --
    Affiliates ...........................................................                      452,098                       19,124
    Professional fees ....................................................                       25,000                       13,666
  Other liabilities ......................................................                       44,801                        1,802
                                                                                         --------------               --------------
           Total liabilities .............................................                   50,526,770                       34,592
                                                                                         --------------               --------------
  Net assets, at value ...................................................               $4,490,919,227               $  186,718,129
                                                                                         ==============                =============
  Shares outstanding .....................................................                4,490,919,227                  186,718,129
                                                                                         ==============                =============
  Net asset value per share ..............................................               $         1.00               $         1.00
                                                                                         ==============                =============

See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED JUNE 30, 2001


                                                                                                                          THE U.S.
                                                                                                                        GOVERNMENT
                                                                                               THE                      SECURITIES
                                                                                           MONEY MARKET                MONEY MARKET
                                                                                            PORTFOLIO                    PORTFOLIO
                                                                                          -----------------------------------------
Investment income:
  Interest .................................................................              $ 246,927,617               $  11,518,531
                                                                                          -----------------------------------------
Expenses:
  Management fees (Note 3) .................................................                  6,158,676                     299,761
  Transfer agent fees (Note 3) .............................................                     67,614                       3,584
  Custodian fees ...........................................................                     38,092                       1,734
  Reports to shareholders ..................................................                      9,568                         490
  Professional fees ........................................................                     54,392                      17,967
  Trustees' fees and expenses ..............................................                      9,286                         476
  Other ....................................................................                     30,927                       1,655
                                                                                          -----------------------------------------
         Total expenses ....................................................                  6,368,555                     325,667
         Expenses waived/paid by affiliate (Note 3) ........................                   (251,862)                    (26,917)
                                                                                          -----------------------------------------
           Net expenses ....................................................                  6,116,693                     298,750
                                                                                          -----------------------------------------
             Net investment income .........................................                240,810,924                  11,219,781
                                                                                          -----------------------------------------
Net realized loss from investments .........................................                     (5,085)                         --
                                                                                          -----------------------------------------
Net increase in net assets resulting from operations .......................              $ 240,805,839               $  11,219,781
                                                                                          =========================================

                       See notes to financial statements

THE MONEY MARKET PORTFOLIOS
Financial Statements (continued)

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEARS ENDED JUNE 30, 2001 AND 2000


                                                                                                    THE U.S. GOVERNMENT SECURITIES
                                                              THE MONEY MARKET PORTFOLIO                 MONEY MARKET PORTFOLIO
                                                        ---------------------------------------------------------------------------
                                                             2001                    2000                 2001              2000
                                                        ---------------------------------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ............................  $   240,810,924      $   200,859,294      $    11,219,781   $    13,297,924
    Net realized loss from investments ...............           (5,085)              (9,285)                  --                --
                                                        ---------------------------------------------------------------------------
       Net increase in net assets resulting
         from operations .............................      240,805,839          200,850,009           11,219,781        13,297,924
    Distributions to shareholders from net
      investment income ..............................     (240,805,839)(a)     (200,850,009)(b)      (11,219,781)      (13,297,924)
    Capital share transactions (Note 2) ..............      376,876,187          441,639,255          (35,274,816)      (36,465,436)
                                                        ---------------------------------------------------------------------------
       Net increase (decrease) in net assets .........      376,876,187          441,639,255          (35,274,816)      (36,465,436)
  Net assets (there is no undistributed net investment
    income at beginning or end of year):
      Beginning of year ..............................    4,114,043,040        3,672,403,785          221,992,945       258,458,381
                                                        ---------------------------------------------------------------------------
      End of year ....................................  $ 4,490,919,227      $ 4,114,043,040      $   186,718,129   $   221,992,945
                                                        ===========================================================================

(a) Distributions were decreased by a net realized loss from investments of $5,085.

(b) Distributions were decreased by a net realized loss from investments of $9,285.

                       See notes to financial statements.

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (the Trust) is registered under the Investment Company Act of 1940 as a diversified, open-end investment company, consisting of two separate portfolios (the Portfolios). The shares of the Trust are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios seek high current income consistent with preservation of capital and liquidity.

The following summarizes the Portfolios' significant accounting policies.

a.   SECURITY VALUATION:

Securities are valued at amortized cost which approximates value.

b.   REPURCHASE AGREEMENTS:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 2001, all outstanding repurchase agreements held by the Portfolios had been entered into on June 29, 2001.

c.   INCOME TAXES:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

d.   SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Bond discount and premium are amortized on an income tax basis. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e.   ACCOUNTING ESTIMATES:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (continued)

2.  SHARES OF BENEFICIAL INTEREST

At June 30, 2001, there were an unlimited number of shares authorized ($.01 par value). Transactions in the Portfolios' shares were as follows:

                                                                                                                         THE
                                                                                           THE                      U.S. GOVERNMENT
                                                                                      MONEY MARKET                  SECURITIES MONEY
                                                                                        PORTFOLIO                   MARKET PORTFOLIO
                                                                                     -----------------------------------------------
Year ended June 30, 2001
  Shares sold ..........................................................             $ 24,764,437,164              $    619,229,326
  Shares issued in reinvestment of distributions .......................                  241,376,023                    11,219,610
  Shares redeemed ......................................................              (24,628,937,000)                 (665,723,752)
                                                                                     -----------------------------------------------
        Net increase (decrease) ........................................             $    376,876,187              $    (35,274,816)
                                                                                     ===============================================
Year ended June 30, 2000
  Shares sold ..........................................................             $ 38,813,462,724              $  1,220,241,486
  Shares issued in reinvestment of distributions .......................                  200,275,366                    13,291,931
  Shares redeemed ......................................................              (38,572,098,835)               (1,269,998,853)
                                                                                     -----------------------------------------------
        Net increase (decrease) ........................................             $    441,639,255              $    (36,465,436)
                                                                                     ===============================================

3.  TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/ Templeton Investor Services, LLC (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, the Institutional Fiduciary Trust, the Franklin Templeton Money Fund Trust, and the Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees as noted in the Statements of Operations.

At June 30, 2001, the shares of The Money Market Portfolio were owned by the following funds:

                                                                                                                    PERCENTAGE OF
                                                                                                   SHARES         OUTSTANDING SHARES
                                                                                                ------------------------------------
Franklin Money Fund ...................................................................         2,220,923,152           49.45%
Institutional Fiduciary Trust - Money Market Portfolio ................................         2,047,133,331           45.58%
Institutional Fiduciary Trust - Franklin Cash Reserves Fund ...........................           152,936,296            3.41%
Franklin Templeton Money Fund Trust - Franklin Templeton Money Fund ...................            69,926,448            1.56%

THE  MONEY  MARKET  PORTFOLIOS
Notes to Financial Statements (continued)

3.  TRANSACTIONS WITH AFFILIATES (cont.)

At June 30, 2001, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                                                                                     PERCENTAGE OF
                                                                                                       SHARES     OUTSTANDING SHARES
                                                                                                    --------------------------------
Institutional Fiduciary Trust - Franklin U.S Government Securities Money Market Portfolio ....       53,900,789        28.87%
Franklin Federal Money Fund ..................................................................      132,817,340        71.13%

4.  INCOME TAXES

At June 30, 2001, The Money Market Portfolio had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                  Capital loss carryovers expiring in:
                    2008 .............................    $ 8,692
                    2009 .............................      9,285
                                                          -------
                                                          $17,977
                                                          =======

At June 30, 2001, The Money Market Portfolio has deferred capital losses occurring subsequent to October 31, 2000 of $5,085. For tax purposes, such losses will be reflected in the year ending June 30, 2002.

THE  MONEY  MARKET  PORTFOLIOS
Independent Auditors' Report

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF
THE MONEY MARKET PORTFOLIOS

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the portfolios constituting The Money Market Portfolios (hereafter referred to as the "Portfolios") at June 30, 2001, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolios' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2001 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
August 2, 2001

                      This page intentionally left blank.